Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
11
. EARNINGS (LOSS) PER SHARE
The following table sets forth the basic and diluted earnings (loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented. Shares issuable for little consideration relating to the vested share options have been included in the number of outstanding shares used for basic earnings per share:

	For the Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net Income	20,241,623	28,924,803	3,213,386
Deemed dividend to Class A Redeemable Convertible Preferred Equity Holder s	(2,700,000)	—	—
Deemed dividend to Class C Redeemable Convertible Preferred Equity Holder	(3,781,363)	—	—
Deemed dividend to Series Pre-A Redeemable Convertible Preferred Shareholders	(3,570,201)	—	—
Accretion of redeemable convertible preferred shares	(1,127,052)	(1,940,252)	(1,577,026)
Dividends distributed to redeemable convertible preferred shareholders	—	—	(3,704,083)
Distribution to the shareholders of FYXTech BVI and Shenzhen Yale in connection with the Reorganization	(18,146,091)	—	—
Earnings attributable to redeemable convertible preferred shareholders	—	(11,093,510)	—

Numerator for basic and diluted earnings (loss) per share calculation	(9,083,084)	15,891,041	(2,067,723)

Denominator:
Weighted average number of ordinary shares	73,393,941	73,393,941	91,755,810

Denominator for basic and diluted earnings (loss) per share calculation	73,393,941	73,393,941	91,755,810

Earnings (loss) per ordinary share
— Basic and diluted	(0.12)	0.22	(0.02)

For the purpose of calculating loss per share for the year ended December 31, 2018, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the issuance of ordinary shares in connection with the Reorganization (see note 1), as if the Reorganization had occurred at the beginning of the year.
The potential dilutive securities that have not been included in the calculation of diluted /earnings (loss) per share as their inclusion would be anti-dilutive are as follow:

	For the Year Ended December 31,
	2018	2019	2020
Redeemable convertible preferred shares	51,236,189	51,236,189	—
Share options	—	—	35,764,660